OTHER EQUITY INSTRUMENTS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Equity Instruments Explanatory [Abstract]
	£ 4,865	£ 3,217	£ 3,217	£ 3,217
Debt Instrument, Convertible, Terms of Conversion Feature	The securities will be subject to a Permanent Write Down should the fully Loaded Common Equity Tier 1 ratio of the Bank fall below 7.0 per cent.